Warrant liability (Details Narrative)	Sep. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($)	Sep. 26, 2025 USD ($)	Sep. 25, 2025 USD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Warrants issued | shares	34,246,577			34,246,577
Exercise price | $ / shares				$ 2.63
Warrant liability, expiration term				36 months
Fair value of warrant liability	$ 3,325,342	$ 13,599,316	$ 4,123,753
Allocated common shares value				$ 46,758,112
Weighted average life of the outstanding warrants	2 years
Share price [member]
IfrsStatementLineItems [Line Items]
Warrants liability, measurement inputs				2.125
Exercise price [member]
IfrsStatementLineItems [Line Items]
Warrants liability, measurement inputs				2.63
Risk-free interest rate [member]
IfrsStatementLineItems [Line Items]
Warrants liability, measurement inputs				3.66
Expected volatility [member]
IfrsStatementLineItems [Line Items]
Warrants liability, measurement inputs				131.5
Expected life (years) [member]
IfrsStatementLineItems [Line Items]
Warrants liability, measurement inputs				3
Expected dividend yield [member]
IfrsStatementLineItems [Line Items]
Warrants liability, measurement inputs				0
Warrants [member]
IfrsStatementLineItems [Line Items]
Fair value of warrant liability				$ 53,241,889